Retirement And Pension Plans (Schedule Of Expected Benefit Payments To The Participants) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Retirement And Pension Plans [Abstract]
2014	¥ 12,732
2015	12,483
2016	12,202
2017	12,519
2018	11,162
2019-2023	¥ 50,931